UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [ ]:  Amendment Number: [ ]
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Portfolio Strategies Inc.
Address:      1724 West Union #200
              Tacoma, WA 98405


13F File Number:   28- 12640

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Emanuel Schroeter
Title:     CCO
Phone:     253-383-1676

Signature, Place, and Date of Signing:

/s/ Emanuel Schroeter                Tacoma, WA             2-11-08
       [Signature]                  [City, State]           [Date]


Report Type (Check only one.):

[ ]    13F HOLDINGS REPORT.

[X]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

No. 13F File Number       Name
028- 12221                Rafferty Asset Management